Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
Schedule of Information About the Group’s Concentration of Customers

The following tables summarized the information about the Group’s concentration of customers as of and for the years ended December 31, 2025 and 2024, respectively:

	J	K	L	M	N
Year Ended December 31, 2025
Revenues, customer concentration	—	—	—	65%	—
Year Ended December 31, 2025
Purchases, supplier concentration	*	10%	52%	—	—
As of December 31, 2025
Accounts receivable, customer concentration	—	—	—	—	—
As of December 31, 2025
Accounts payable, supplier concentration	*	*	83%	—	—
	A	B	C	F	H	I	J	K	L
Year Ended December 31, 2024
Revenues, customer concentration	16%	—	—	*	*	20%	—	—	—
Year Ended December 31, 2024
Purchases, supplier concentration	—	12%	34%	—	—	—	11%	13%	—
As of December 31, 2024
Accounts receivable, customer concentration	100%	—	—	—	—	—	—	—	—
As of December 31, 2024
Accounts payable, supplier concentration	—	15%	—	—	—	—	—	—	76%

	A	B	C	D	E	F	G	H
Year Ended December 31, 2023
Revenues, customer concentration	*	—	—	—	—	33%	23%	17%
Year Ended December 31, 2023
Purchases, supplier concentration	—	12%	56%	12%	—	—	—	—
As of December 31, 2023
Accounts receivable, customer concentration	25%	—	—	—	—	11%	—	63%
As of December 31, 2023
Accounts payable, supplier concentration	—	41%	—	—	50%	—	—	—